Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Property and equipment, gross	$ 79	$ 292
Accumulated depreciation:
Accumulated depreciation	52	263
Property and equipment, net	27	29
Laboratory equipment [Member]
Cost:
Property and equipment, gross	64	62
Accumulated depreciation:
Accumulated depreciation	43	48
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross	15	217
Accumulated depreciation:
Accumulated depreciation	9	203
Leasehold Improvements [Member]
Cost:
Property and equipment, gross		13
Accumulated depreciation:
Accumulated depreciation		$ 12